REGULATORY MATTERS - Comparison of the Company's and Bank's Actual Capital Amounts and Ratios to Required Capital Amounts and Ratios (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Total capital to risk-weighted assets:
Actual, Amount	$ 215,720,000	$ 149,468,000
Actual, Ratio	14.13%	10.86%
Minimum Required for Capital Adequacy Purposes, Amount	$ 122,111,000	$ 110,083,000
Minimum Required for Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier 1 capital to risk-weighted assets:
Actual, Amount	$ 202,861,000	$ 137,984,000
Actual, Ratio	13.29%	10.03%
Minimum Required for Capital Adequacy Purposes, Amount	$ 91,583,000	$ 82,562,000
Minimum Required for Capital Adequacy Purposes, Ratio	6.00%	6.00%
Tier 1 capital to average assets:
Actual, Amount	$ 202,861,000	$ 137,984,000
Actual, Ratio	10.53%	7.71%
Minimum Required for Capital Adequacy Purposes, Amount	$ 77,048,000	$ 71,560,000
Minimum Required for Capital Adequacy Purposes, Ratio	4.00%	4.00%
Common equity tier 1 capital to risk-weighted assets:
Actual, Amount	$ 192,551,000	$ 127,674,000
Actual, Ratio	12.61%	9.28%
Minimum Required for Capital Adequacy Purposes, Amount	$ 68,687,000	$ 61,922,000
Minimum Required for Capital Adequacy Purposes, Ratio	4.50%	4.50%
Amount available for dividend payments	$ 10,756,000
Subordinated debentures | Subordinated Debentures II, Subordinated Debentures III, and DCB Debentures I
Common equity tier 1 capital to risk-weighted assets:
Debenture issued	10,310,000	$ 10,310,000
Bank
Total capital to risk-weighted assets:
Actual, Amount	$ 206,490,000	$ 173,528,000
Actual, Ratio	13.53%	12.63%
Minimum Required for Capital Adequacy Purposes, Amount	$ 122,122,000	$ 109,947,000
Minimum Required for Capital Adequacy Purposes, Ratio	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 152,652,000	$ 137,434,000
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 capital to risk-weighted assets:
Actual, Amount	$ 193,631,000	$ 162,044,000
Actual, Ratio	12.68%	11.79%
Minimum Required for Capital Adequacy Purposes, Amount	$ 91,591,000	$ 82,460,000
Minimum Required for Capital Adequacy Purposes, Ratio	6.00%	6.00%
To Be Well Capitalized Under Prompt Correct Action Provisions, Amount	$ 122,122,000	$ 109,947,000
To Be Well Capitalized Under Prompt Correct Action Provisions, Ratio	8.00%	8.00%
Tier 1 capital to average assets:
Actual, Amount	$ 193,631,000	$ 162,044,000
Actual, Ratio	10.05%	9.06%
Minimum Required for Capital Adequacy Purposes, Amount	$ 77,054,000	$ 71,505,000
Minimum Required for Capital Adequacy Purposes, Ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 96,318,000	$ 89,381,000
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%
Common equity tier 1 capital to risk-weighted assets:
Actual, Amount	$ 193,631,000	$ 162,044,000
Actual, Ratio	12.68%	11.79%
Minimum Required for Capital Adequacy Purposes, Amount	$ 68,694,000	$ 61,845,000
Minimum Required for Capital Adequacy Purposes, Ratio	4.50%	4.50%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 99,224,000	$ 89,332,000
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.50%	6.50%